Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.9%
		Brazil: 5.0%
170,700		Atacadao Distribuicao Comercio e Industria Ltd.	$1,003,593	0.7
30,600		Banco Santander Brasil SA	354,509	0.2
25,600		IRB Brasil Resseguros S/A	666,887	0.4
56,000		JBS SA	310,402	0.2
52,900		Lojas Renner SA	593,178	0.4
107,300		Petrobras Distribuidora SA	697,021	0.5
72,400		Porto Seguro SA	969,589	0.6
127,200		Sul America SA	1,121,605	0.7
23,200		Suzano SA	190,498	0.1
146,200		Vale SA	1,825,660	1.2
			7,732,942	5.0

		Chile: 1.0%
47,572		Cia Cervecerias Unidas SA	643,629	0.4
10,666,789		Enel Chile SA	976,876	0.6
			1,620,505	1.0

		China: 31.3%
486,000		Agile Group Holdings, Ltd.	613,412	0.4
30,427	(1)	Alibaba Group Holding Ltd. ADR	4,541,534	2.9
543,400		Angang Steel Co., Ltd. - H Shares	244,761	0.2
163,000		Anhui Conch Cement Co., Ltd. - H Shares	955,073	0.6
956,500	(2)	BAIC Motor Corp. Ltd. - H Shares	592,773	0.4
6,538	(1)	Baidu, Inc. ADR	719,180	0.5
587,000		Bank of China Ltd. - H Shares	243,388	0.2
780,000		Bank of Communications Co., Ltd. - H Shares	611,283	0.4
143,000		Beijing Enterprises Holdings Ltd.	717,730	0.5
95,000		BYD Electronic International Co. Ltd.	125,181	0.1
1,017,000		China CITIC Bank Corp. Ltd - H Shares	578,123	0.4
995,000		China Coal Energy Co. - H Shares	406,281	0.3
614,000		China Communications Services Corp., Ltd. - H Shares	459,115	0.3
1,906,000		China Construction Bank - H Shares	1,508,888	1.0
590,000		China Medical System Holdings Ltd.	518,134	0.3
243,000		China Mobile Ltd.	2,122,595	1.4
472,000		China National Building Material Co., Ltd. - H Shares	363,598	0.2
858,000		China Oriental Group Co. Ltd.	497,592	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,856,000		China Petroleum & Chemical Corp. - H Shares	$1,233,172	0.8
816,000		China Railway Group Ltd. - H Shares	610,588	0.4
1,178,000		China Reinsurance Group Corp. - H Shares	214,884	0.1
752,000		China Resources Cement Holdings Ltd. - H Shares	652,043	0.4
156,000		China Resources Land Ltd.	634,604	0.4
293,500	(2)	China Resources Pharmaceutical Group Ltd.	384,284	0.3
467,000		China Shenhua Energy Co., Ltd. - H Shares	962,527	0.6
1,332,000		China Telecom Corp., Ltd. - H Shares	669,351	0.4
138,000		China Unicom Hong Kong Ltd.	145,168	0.1
228,300		Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	444,675	0.3
1,561,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	799,169	0.5
536,000		CIFI Holdings Group Co. Ltd.	320,964	0.2
603,000		CNOOC Ltd.	979,684	0.6
558,000		Country Garden Holdings Co. Ltd.	754,071	0.5
326,000		CSPC Pharmaceutical Group Ltd.	526,007	0.3
226,500	(2)	Dali Foods Group Co. Ltd.	162,515	0.1
404,000		Fosun International Ltd	520,722	0.3
246,000		Geely Automobile Holdings Ltd.	403,055	0.3
93,900		Gemdale Corp. - A Shares	157,158	0.1
210,000		Great Wall Motor Co. Ltd. - H Shares	152,655	0.1
572,589		Greenland Holdings Group Co. Ltd. - A Shares	555,234	0.4
386,800		Guangzhou R&F Properties Co., Ltd. - H Shares	731,371	0.5
69,000		Haier Electronics Group Co. Ltd.	176,417	0.1
3,160,592		Industrial & Commercial Bank of China - H Shares	2,258,993	1.5
238,700		Inner Mongolia Yitai Coal Co. Ltd.	261,376	0.2
336,000		Kunlun Energy Co. Ltd.	308,821	0.2
203,000		Lee & Man Paper Manufacturing Ltd.	132,231	0.1
1,206,000		Lenovo Group Ltd.	839,228	0.5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
175,000	(2)	Luye Pharma Group Ltd. - H Shares	$131,678	0.1
1,544,000		Maanshan Iron & Steel Co. Ltd. - H Shares	658,083	0.4
614,000		Metallurgical Corp. of China Ltd. - H Shares	163,647	0.1
23,187		Momo, Inc. ADR	639,266	0.4
270,000		Nexteer Automotive Group Ltd.	330,650	0.2
550,000		PICC Property & Casualty Co., Ltd. - H Shares	595,019	0.4
148,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,647,787	1.1
1,601,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	957,522	0.6
67,900		Qingdao Haier Co. Ltd. - A Shares	156,057	0.1
112,185		RiseSun Real Estate Development Co. Ltd. - A Shares	152,571	0.1
240,600		Sany Heavy Industry Co. Ltd. - A Shares	419,444	0.3
40,078		Seazen Holdings Co. Ltd. - A Shares	214,360	0.1
174,300		Shaanxi Coal Industry Co. Ltd. - A Shares	220,031	0.1
342,419		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	676,061	0.4
1,075,000		Sihuan Pharmaceutical Holdings Group Ltd.	241,194	0.2
360,000		Sino Biopharmaceutical Ltd.	363,128	0.2
1,416,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	618,039	0.4
810,000		Sinotrans Ltd. - H Shares	297,722	0.2
93,000		Sinotruk Hong Kong Ltd.	176,187	0.1
141,000		Tencent Holdings Ltd.	5,879,370	3.8
277,000		Tong Ren Tang Technologies Co. Ltd. - H Shares	354,483	0.2
387,000		Weichai Power Co. Ltd. - H Shares	588,582	0.4
612,000		Yanzhou Coal Mining Co., Ltd. - H Shares	576,581	0.4
11,878		Yum China Holdings, Inc.	475,239	0.3
			48,342,309	31.3

		Czech Republic: 0.4%
180,831	(2)	Moneta Money Bank AS	590,589	0.4

		Egypt: 0.3%
265,439		Eastern Co. SAE	246,253	0.2
195,407		ElSewedy Electric Co.	162,372	0.1
			408,625	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hungary: 0.4%
13,647	OTP Bank Nyrt	$569,118	0.4

	India: 9.0%
14,551	Aurobindo Pharma Ltd.	140,718	0.1
158,518	Coal India Ltd.	578,113	0.4
177,092	GAIL India Ltd.	919,589	0.6
69,572	Glenmark Pharmaceuticals Ltd.	545,398	0.4
69,377	HCL Technologies Ltd.	1,089,245	0.7
7,598	Hero Motocorp Ltd.	293,070	0.2
176,704	Hindalco Industries Ltd.	502,455	0.3
51,402	Hindustan Petroleum Corp. Ltd.	241,568	0.2
58,065	Hindustan Unilever Ltd.	1,493,840	1.0
35,652	Infosys Ltd.	375,848	0.2
166,915	Infosys Ltd. ADR	1,747,600	1.1
7,484	Nestle India Ltd.	1,238,360	0.8
79,647	Oil & Natural Gas Corp., Ltd.	196,702	0.1
1,367	Page Industries Ltd.	388,314	0.2
71,316	Petronet LNG Ltd.	253,571	0.2
55,315	Tata Consultancy Services Ltd.	1,744,941	1.1
94,205	Tech Mahindra Ltd.	1,028,708	0.7
270,515	Wipro Ltd.	1,110,991	0.7
		13,889,031	9.0

	Indonesia: 3.1%
3,786,500	Adaro Energy Tbk PT	343,779	0.2
1,054,800	Astra International Tbk PT	552,860	0.4
649,400	Bank Central Asia Tbk PT	1,328,582	0.9
1,758,200	Bank Mandiri Persero TBK PT	950,992	0.6
340,700	Bank Negara Indonesia Persero Tbk PT	200,930	0.1
587,700	Bank Rakyat Indonesia	169,342	0.1
1,183,000	Bukit Asam Tbk PT	253,846	0.2
34,100	Gudang Garam Tbk PT	192,670	0.1
2,128,400	Hanjaya Mandala Sampoerna Tbk PT	505,780	0.3
575,900	Indah Kiat Pulp and Paper Corp. Tbk PT	313,051	0.2
		4,811,832	3.1

	Malaysia: 2.7%
527,100	AirAsia Group Bhd	364,035	0.2
402,500	AMMB Holdings Bhd	426,002	0.3
393,700	Genting Bhd	600,358	0.4
119,600	Hong Leong Bank BHD	541,839	0.3
52,100	Hong Leong Financial Group Bhd	236,249	0.2
240,200	Malayan Banking BHD	516,823	0.3
7,200	Nestle Malaysia Bhd	252,477	0.2
104,900	Public Bank BHD	590,524	0.4
516,900	RHB Bank Bhd	719,133	0.4
		4,247,440	2.7

	Mexico: 3.0%
1,041,400	Alfa SA de CV	953,792	0.6
1,629,400	America Movil SAB de CV	1,151,461	0.7

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: (continued)
710,100		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	$1,041,305	0.7
45,100		El Puerto de Liverpool SAB de CV	252,438	0.2
72,200		Grupo Financiero Banorte	393,441	0.3
170,100		Megacable Holdings SAB de CV	701,794	0.4
15,916		Promotora y Operadora de Infraestructura SAB de CV	155,110	0.1
			4,649,341	3.0

		Peru: 0.6%
4,176		Credicorp Ltd.	934,589	0.6

		Philippines: 0.1%
4,730		Globe Telecom, Inc.	196,777	0.1

		Poland: 0.6%
8,001	(1)	Grupa Lotos SA	183,415	0.1
63,808	(1)	Powszechny Zaklad Ubezpieczen SA	689,194	0.5
			872,609	0.6

		Qatar: 0.3%
52,068		Barwa Real Estate Co.	513,351	0.3

		Russia: 4.9%
15,671,000		Inter RAO UES PJSC	961,324	0.6
27,474		Lukoil PJSC	2,204,836	1.4
1,157,700		Magnitogorsk Iron & Steel Works PJSC	789,063	0.5
3,100		MMC Norilsk Nickel OJSC	649,461	0.4
65,620		Severstal PJSC	1,038,257	0.7
3,099,800		Surgutneftegas PJSC	1,181,175	0.8
67,140		Tatneft PJSC	766,900	0.5
			7,591,016	4.9

		South Africa: 6.6%
3,749		Capitec Bank Holdings Ltd.	339,532	0.2
63,317		Clicks Group Ltd.	828,810	0.5
493,878		MMI Holdings Ltd.	635,731	0.4
32,185		Mr Price Group Ltd.	435,584	0.3
7,578		Naspers Ltd.	1,708,472	1.1
396,709		Netcare Ltd.	506,964	0.3
795,943		Old Mutual Ltd.	1,148,435	0.8
151,809		Pick n Pay Stores Ltd.	739,647	0.5
63,103		Spar Group Ltd.	828,635	0.5
114,642		Standard Bank Group Ltd.	1,564,951	1.0
83,186		Telkom SA Ltd.	525,789	0.4
121,354		Truworths International Ltd.	598,124	0.4
106,157		Woolworths Holdings Ltd./South Africa	333,459	0.2
			10,194,133	6.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 10.0%
67,902	BNK Financial Group, Inc.	$393,541	0.3
24,338	Cheil Worldwide, Inc.	539,528	0.4
9,483	Daelim Industrial Co., Ltd.	824,595	0.5
77,262	DGB Financial Group, Inc.	524,061	0.3
10,030	DB Insurance Co. Ltd	517,965	0.3
22,609	Doosan Bobcat, Inc.	639,756	0.4
21,091	GS Engineering & Construction Corp.	709,611	0.5
14,797	GS Holdings Corp.	622,090	0.4
31,603	Hana Financial Group, Inc.	962,650	0.6
17,800	Hanwha Corp.	381,166	0.2
12,306	HDC Hyundai Development Co-Engineering & Construction	442,568	0.3
5,043	Hyundai Marine & Fire Insurance Co., Ltd.	130,306	0.1
7,920	KB Financial Group, Inc.	291,356	0.2
23,561	Kia Motors Corp.	778,302	0.5
32,480	KT Corp.	763,591	0.5
10,181	LG Electronics, Inc.	670,956	0.4
752	POSCO	149,795	0.1
10,113	Samsung Electro-Mechanics Co. Ltd.	804,319	0.5
3,329	Samsung Fire & Marine Insurance Co. Ltd.	757,544	0.5
32,247	Shinhan Financial Group Co., Ltd.	1,199,444	0.8
3,190	SK Holdings Co. Ltd.	618,792	0.4
25,179	SK Hynix, Inc.	1,376,576	0.9
2,076	SK Telecom Co., Ltd.	436,108	0.3
84,369	Woori Financial Group, Inc.	985,376	0.6
		15,519,996	10.0

	Taiwan: 10.7%
234,000	Chicony Electronics Co. Ltd.	554,895	0.4
1,067,000	China Airlines Ltd.	328,754	0.2
1,451,000	Eva Airways Corp.	690,557	0.4
31,000	Feng TAY Enterprise Co., Ltd.	234,882	0.1
374,000	Foxconn Technology Co., Ltd.	727,935	0.5
88,000	Globalwafers Co. Ltd.	849,729	0.5
2,000	Largan Precision Co. Ltd.	238,304	0.2
770,000	Lite-On Technology Corp.	1,099,028	0.7
94,000	Novatek Microelectronics Corp., Ltd.	500,171	0.3
114,000	Phison Electronics Corp.	1,031,413	0.7
506,000	Pou Chen Corp.	574,339	0.4
442,000	Powertech Technology, Inc.	1,039,114	0.7
36,000	President Chain Store Corp.	343,275	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
126,000	Realtek Semiconductor Corp.	$796,727	0.5
639,962	Taiwan Semiconductor Manufacturing Co., Ltd.	4,729,541	3.1
413,000	Uni-President Enterprises Corp.	1,061,447	0.7
49,000	Walsin Technology Corp.	245,971	0.2
65,000	Yageo Corp.	535,392	0.3
303,000	Zhen Ding Technology Holding Ltd.	890,008	0.6
		16,471,482	10.7

	Thailand: 1.9%
102,300	Bangkok Bank PCL - Foreign Reg	635,814	0.4
1,264,900	Home Product Center PCL	675,327	0.4
1,412,600	Krung Thai Bank PCL	852,799	0.6
513,700	PTT PCL	749,464	0.5
		2,913,404	1.9

	Turkey: 0.7%
837,080	Haci Omer Sabanci Holding AS	1,113,660	0.7

		United Arab Emirates: 0.3%
104,218	First Abu Dhabi Bank PJSC	417,635	0.3

	Total Common Stock
	(Cost $147,607,077)	143,600,384	92.9

EXCHANGE-TRADED FUNDS: 0.2%
9,462	iShares MSCI Emerging Markets ETF	385,198	0.2

	Total Exchange-Traded Funds
	(Cost $380,562)	385,198	0.2

PREFERRED STOCK: 5.6%
	Brazil: 2.4%
44,500	Centrais Eletricas Brasileiras SA	405,767	0.3
13,400	Cia Brasileira de Distribuicao	296,962	0.2
500,000	Investimentos Itau SA	1,576,218	1.0
223,100	Petroleo Brasileiro SA	1,452,670	0.9
		3,731,617	2.4

	Colombia: 0.2%
911,763	Grupo Aval Acciones y Valores	317,144	0.2
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: 3.0%
156,308	Samsung Electronics Co., Ltd.	$4,554,669	3.0

	Total Preferred Stock
	(Cost $8,125,198)	8,603,430	5.6

	Total Long-Term Investments
	(Cost $156,112,837)	152,589,012	98.7

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
2,926,420	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.300%
	(Cost $2,926,420)	2,926,420	1.9

	Total Short-Term Investments
	(Cost $2,926,420)	2,926,420	1.9

	Total Investments in Securities (Cost $159,039,257)	$155,515,432	100.6
	Liabilities in Excess of Other Assets	(909,095)	(0.6)
	Net Assets	$154,606,337	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	23.8%
Information Technology	18.2
Consumer Discretionary	10.5
Communication Services	9.7
Energy	9.0
Consumer Staples	6.6
Materials	6.2
Industrials	6.1
Real Estate	3.0
Health Care	2.8
Utilities	2.6
Exchange-Traded Funds	0.2
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock
Brazil	$7,732,942	$–	$–	$7,732,942
Chile	1,620,505	–	–	1,620,505
China	6,636,595	41,705,714	–	48,342,309
Czech Republic	–	590,589	–	590,589
Egypt	408,625	–	–	408,625
Hungary	–	569,118	–	569,118
India	1,747,600	12,141,431	–	13,889,031
Indonesia	–	4,811,832	–	4,811,832
Malaysia	719,133	3,528,307	–	4,247,440
Mexico	4,649,341	–	–	4,649,341
Peru	934,589	–	–	934,589
Philippines	196,777	–	–	196,777
Poland	–	872,609	–	872,609
Qatar	513,351	–	–	513,351
Russia	–	7,591,016	–	7,591,016
South Africa	2,543,720	7,650,413	–	10,194,133
South Korea	1,815,037	13,704,959	–	15,519,996
Taiwan	–	16,471,482	–	16,471,482
Thailand	–	2,913,404	–	2,913,404
Turkey	–	1,113,660	–	1,113,660
United Arab Emirates	–	417,635	–	417,635
Total Common Stock	29,518,215	114,082,169	–	143,600,384
Exchange-Traded Funds	385,198	–	–	385,198
Preferred Stock	4,048,761	4,554,669	–	8,603,430
Short-Term Investments	2,926,420	–	–	2,926,420
Total Investments, at fair value	$36,878,594	$118,636,838	$–	$155,515,432
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(311)	$–	$(311)
Written Options	–	(389,394)	–	(389,394)
Total Liabilities	$–	$(389,705)	$–	$(389,705)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 30,933	HKD 243,000	The Bank of New York Mellon	06/03/19	$(63)
USD 17,952	HKD 141,000	The Bank of New York Mellon	06/04/19	(33)
USD 10,334	HUF 3,011,660	The Bank of New York Mellon	06/05/19	(147)
USD 14,794	IDR 212,031,208	The Bank of New York Mellon	06/10/19	(68)
				$(311)

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

At May 31, 2019, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	BNP Paribas	Call	06/14/19	USD	42.460	388,601	USD	15,819,947	$442,461	$(20,266)
iShares MSCI Emerging Markets ETF	Morgan Stanley Capital Services LLC	Call	06/27/19	USD	40.290	387,193	USD	15,762,627	355,676	(369,128)
									$798,137	$(389,394)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $159,025,113.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,262,689
Gross Unrealized Depreciation	(7,619,565)

Net Unrealized Depreciation	$(3,356,876)